UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Blue Chip Fund
	Shares	Value ($)
Common Stocks 98.1%
Consumer Discretionary 9.0%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	27,200	323,136
Magna International, Inc. (a)	8,700	507,819

		830,955
Diversified Consumer Services 0.5%
Apollo Group, Inc. "A"*	29,400	1,213,338
Career Education Corp.* (a)	34,700	778,668
DeVry, Inc.	6,600	343,927

		2,335,933
Hotels Restaurants & Leisure 0.6%
McDonald's Corp.	14,600	1,075,582
Panera Bread Co. "A"*	4,000	382,240
Starbucks Corp. (a)	44,700	1,409,391

		2,867,213
Household Durables 0.1%
Garmin Ltd. (a)	20,300	625,849
Internet & Catalog Retail 0.7%
Liberty Media Corp. - Interactive "A"*	156,700	2,482,128
Priceline.com, Inc.* (a)	1,400	599,928

		3,082,056
Media 2.9%
Comcast Corp. "A" (a)	221,000	5,027,750
Liberty Media-Starz "A"* (a)	6,600	440,022
McGraw-Hill Companies, Inc.	27,700	1,079,746
Time Warner, Inc.	85,833	2,699,448
Walt Disney Co. (a)	103,400	4,019,158

		13,266,124
Multiline Retail 1.0%
Dillard's, Inc. "A" (a)	73,244	2,909,251
Kohl's Corp.*	32,700	1,660,506

		4,569,757
Specialty Retail 2.0%
Advance Auto Parts, Inc.	26,000	1,662,440
American Eagle Outfitters, Inc.	41,500	600,090
Barnes & Noble, Inc. (a)	30,900	486,675
Chico's FAS, Inc. (a)	25,200	275,184
Rent-A-Center, Inc. (a)	12,300	365,802
Ross Stores, Inc.	5,400	352,080
Staples, Inc.	12,200	272,182
The Gap, Inc. (a)	113,000	2,177,510
TJX Companies, Inc. (a)	57,000	2,701,230

		8,893,193
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	9,900	535,491
NIKE, Inc. "B" (a)	18,800	1,550,624
VF Corp. (a)	28,900	2,390,608

		4,476,723
Consumer Staples 6.3%
Beverages 0.2%
Molson Coors Brewing Co. "B"	17,200	806,164
Food & Staples Retailing 1.6%
CVS Caremark Corp.	12,500	427,500
Wal-Mart Stores, Inc. (a)	108,300	6,072,381
Walgreen Co.	24,700	998,868

		7,498,749
Food Products 2.4%
Archer-Daniels-Midland Co.	28,900	944,163
Corn Products International, Inc.	16,900	779,597
Fresh Del Monte Produce, Inc.	25,100	663,895
H.J. Heinz Co. (a)	24,100	1,144,750
Hormel Foods Corp. (a)	9,200	454,480
The Hershey Co. (a)	63,500	2,964,815
Tyson Foods, Inc. "A" (a)	209,200	3,441,340
Unilever PLC (ADR)	11,800	342,318

		10,735,358
Household Products 0.4%
Church & Dwight Co., Inc.	1,900	130,739
Procter & Gamble Co.	25,300	1,597,189

		1,727,928
Personal Products 0.3%
Herbalife Ltd. (a)	20,500	1,339,265
Tobacco 1.4%
Lorillard, Inc.	36,000	2,708,640
Philip Morris International, Inc.	66,600	3,812,184

		6,520,824
Energy 12.0%
Energy Equipment & Services 2.0%
Complete Production Services, Inc.*	45,000	1,257,300
Diamond Offshore Drilling, Inc. (a)	5,100	365,721
Helmerich & Payne, Inc.	2,500	146,825
Nabors Industries Ltd.*	26,800	653,920
National Oilwell Varco, Inc.	41,400	3,059,460
Oceaneering International, Inc.*	6,000	463,380
Oil States International, Inc.* (a)	41,600	2,818,816
Transocean Ltd.* (a)	1,500	119,895

		8,885,317
Oil, Gas & Consumable Fuels 10.0%
Anadarko Petroleum Corp.	25,900	1,996,372
Apache Corp.	13,200	1,575,552
Chevron Corp.	93,000	8,828,490
Cimarex Energy Co.	2,800	291,564
ConocoPhillips	40,500	2,894,130
Devon Energy Corp.	69,700	6,181,693
Exxon Mobil Corp.	121,800	9,826,824
Hess Corp.	36,500	3,070,380
Murphy Oil Corp.	32,800	2,174,640
Newfield Exploration Co.*	2,000	146,340
Noble Energy, Inc.	8,300	756,130
Occidental Petroleum Corp.	28,400	2,745,712
Valero Energy Corp. (a)	197,500	5,008,600

		45,496,427
Financials 18.2%
Capital Markets 2.0%
Bank of New York Mellon Corp. (a)	45,000	1,405,350
BlackRock, Inc.	7,500	1,485,150
Franklin Resources, Inc.	8,000	965,200
Janus Capital Group, Inc.	23,500	303,385
Legg Mason, Inc. (a)	9,500	314,735
State Street Corp.	21,700	1,013,824
T. Rowe Price Group, Inc. (a)	19,600	1,292,032
The Goldman Sachs Group, Inc.	14,700	2,405,214

		9,184,890
Commercial Banks 3.6%
CIT Group, Inc.* (a)	26,600	1,268,554
Fifth Third Bancorp. (a)	205,200	3,051,324
KeyCorp (a)	144,400	1,285,160
M&T Bank Corp. (a)	7,400	639,878
PNC Financial Services Group, Inc.	40,200	2,412,000
SunTrust Banks, Inc. (a)	155,900	4,744,037
Wells Fargo & Co.	89,700	2,908,074

		16,309,027
Consumer Finance 2.3%
Capital One Financial Corp. (a)	151,500	7,296,240
Discover Financial Services	163,500	3,366,465

		10,662,705
Diversified Financial Services 3.9%
Bank of America Corp.	154,700	2,124,031
CME Group, Inc. "A"	3,300	1,018,248
JPMorgan Chase & Co.	292,300	13,135,962
PHH Corp.* (a)	30,300	723,867
The NASDAQ OMX Group, Inc.* (a)	21,500	526,320

		17,528,428
Insurance 6.1%
ACE Ltd.	88,800	5,469,192
Aflac, Inc.	22,000	1,266,760
Allied World Assurance Co. Holdings Ltd.	20,800	1,254,864
Arch Capital Group Ltd.* (a)	5,800	511,850
Aspen Insurance Holdings Ltd. (a)	13,500	405,675
Assurant, Inc.	7,800	305,994
Axis Capital Holdings Ltd.	8,300	295,314
Berkshire Hathaway, Inc. "A"*	7	856,975
Berkshire Hathaway, Inc. "B"*	9,250	756,187
Chubb Corp. (a)	66,000	3,823,380
Everest Re Group Ltd.	6,200	522,536
Hartford Financial Services Group, Inc. (a)	71,200	1,977,936
Lincoln National Corp.	20,600	594,104
Platinum Underwriters Holdings Ltd. (a)	9,800	433,160
Prudential Financial, Inc.	24,500	1,506,995
The Travelers Companies, Inc. (a)	134,200	7,550,092

		27,531,014
Real Estate Investment Trusts 0.3%
HCP, Inc. (REIT) (a)	22,400	830,816
Public Storage (REIT)	2,900	316,042
SL Green Realty Corp. (REIT) (a)	3,800	276,488

		1,423,346
Health Care 14.0%
Biotechnology 1.4%
Biogen Idec, Inc.* (a)	24,500	1,604,015
Celgene Corp.*	6,800	350,404
Cephalon, Inc.* (a)	74,700	4,413,276

		6,367,695
Health Care Providers & Services 8.5%
Aetna, Inc.	84,400	2,780,136
AmerisourceBergen Corp. (a)	177,500	6,365,150
Cardinal Health, Inc.	179,600	7,455,196
Coventry Health Care, Inc.* (a)	115,000	3,446,550
Health Net, Inc.*	15,800	450,774
Humana, Inc.*	75,100	4,353,547
UnitedHealth Group, Inc.	195,300	8,017,065
WellPoint, Inc.*	87,400	5,429,288

		38,297,706
Pharmaceuticals 4.1%
Eli Lilly & Co.	158,100	5,497,137
Endo Pharmaceuticals Holdings, Inc.*	47,800	1,587,916
Forest Laboratories, Inc.*	234,000	7,548,840
Medicis Pharmaceutical Corp. "A" (a)	15,300	389,079
Merck & Co., Inc.	81,300	2,696,721
Par Pharmaceutical Companies, Inc.*	24,100	860,852

		18,580,545
Industrials 11.1%
Aerospace & Defense 3.8%
General Dynamics Corp.	38,300	2,887,820
Honeywell International, Inc.	51,000	2,856,510
L-3 Communications Holdings, Inc.	5,800	453,850
Lockheed Martin Corp.	6,500	517,400
Northrop Grumman Corp. (a)	101,300	7,020,090
Raytheon Co.	72,200	3,609,278

		17,344,948
Air Freight & Logistics 1.8%
FedEx Corp.	31,200	2,817,984
United Parcel Service, Inc. "B"	73,300	5,249,746

		8,067,730
Airlines 0.2%
Alaska Air Group, Inc.*	13,300	787,892
Commercial Services & Supplies 0.3%
Cintas Corp.	16,200	454,572
R.R. Donnelley & Sons Co. (a)	55,800	988,776

		1,443,348
Construction & Engineering 0.4%
EMCOR Group, Inc.* (a)	39,200	1,186,976
KBR, Inc.	11,400	365,940

		1,552,916
Electrical Equipment 0.1%
Rockwell Automation, Inc.	3,800	307,838
Industrial Conglomerates 1.1%
3M Co.	57,500	5,055,400
Machinery 1.4%
Danaher Corp.	18,200	838,292
Dover Corp.	4,800	307,680
Eaton Corp.	14,500	1,565,420
Ingersoll-Rand PLC (a)	29,400	1,387,680
Oshkosh Corp.*	42,800	1,622,548
Trinity Industries, Inc. (a)	22,400	624,736

		6,346,356
Professional Services 0.2%
Manpower, Inc. (a)	14,800	955,636
Road & Rail 1.3%
Norfolk Southern Corp.	42,000	2,569,980
Ryder System, Inc.	70,200	3,375,216

		5,945,196
Trading Companies & Distributors 0.5%
W.W. Grainger, Inc. (a)	17,000	2,234,990
Information Technology 17.9%
Communications Equipment 0.5%
F5 Networks, Inc.*	16,128	1,747,953
Harris Corp.	4,900	228,046
Tellabs, Inc. (a)	60,700	321,710

		2,297,709
Computers & Peripherals 0.8%
Dell, Inc.*	35,800	471,128
Lexmark International, Inc. "A"*	68,000	2,369,120
Western Digital Corp.*	22,800	775,656

		3,615,904
Electronic Equipment, Instruments & Components 3.8%
Anixter International, Inc. (a)	7,100	449,217
Arrow Electronics, Inc.*	83,800	3,167,640
Avnet, Inc.*	68,000	2,422,160
FLIR Systems, Inc.*	3,600	111,744
Ingram Micro, Inc. "A"* (a)	93,000	1,835,820
Jabil Circuit, Inc. (a)	29,900	604,279
Power-One, Inc.* (a)	46,600	498,620
Tech Data Corp.* (a)	45,000	2,110,950
Tyco Electronics Ltd. (a)	112,300	4,068,629
Vishay Intertechnology, Inc.* (a)	106,400	1,755,600

		17,024,659
Internet Software & Services 0.7%
AOL, Inc.* (a)	56,300	1,324,176
IAC/InterActiveCorp.* (a)	71,600	2,025,564

		3,349,740
IT Services 5.8%
Automatic Data Processing, Inc. (a)	67,200	3,218,880
Cognizant Technology Solutions Corp. "A"*	2,500	182,375
Computer Sciences Corp.	114,800	6,117,692
International Business Machines Corp.	75,300	12,198,600
MasterCard, Inc. "A"	7,600	1,797,476
Western Union Co. (a)	129,200	2,620,176

		26,135,199
Semiconductors & Semiconductor Equipment 3.5%
Altera Corp. (a)	12,600	473,382
Analog Devices, Inc.	35,500	1,378,465
Fairchild Semiconductor International, Inc.* (a)	24,600	437,880
Intel Corp.	490,600	10,528,276
Lam Research Corp.* (a)	12,200	608,658
Marvell Technology Group Ltd.*	61,700	1,172,917
Maxim Integrated Products, Inc. (a)	14,400	371,808
Micron Technology, Inc.* (a)	104,900	1,105,646

		16,077,032
Software 2.8%
Activision Blizzard, Inc. (a)	131,500	1,484,635
Microsoft Corp.	396,800	11,001,280
Novell, Inc.*	26,700	160,734

		12,646,649
Materials 5.4%
Chemicals 2.4%
Ashland, Inc.	21,900	1,271,514
Cytec Industries, Inc.	3,100	169,074
E.I. du Pont de Nemours & Co.	49,700	2,518,796
Lubrizol Corp.	32,700	3,513,942
Monsanto Co.	37,200	2,729,736
Potash Corp. of Saskatchewan, Inc.* (a)	4,100	728,898

		10,931,960
Metals & Mining 2.8%
Alcoa, Inc. (a)	131,000	2,170,670
Freeport-McMoRan Copper & Gold, Inc.	59,100	6,427,125
Newmont Mining Corp.	75,000	4,130,250

		12,728,045
Paper & Forest Products 0.2%
Domtar Corp. (a)	6,400	562,752
MeadWestvaco Corp.	13,600	389,368

		952,120
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	67,700	1,863,104
Verizon Communications, Inc. (a)	209,500	7,462,390

		9,325,494
Wireless Telecommunication Services 0.6%
Vodafone Group PLC (ADR) (a)	99,300	2,816,148
Utilities 1.5%
Electric Utilities 0.7%
Duke Energy Corp. (a)	100,200	1,791,576
Exelon Corp.	30,700	1,305,057

		3,096,633
Independent Power Producers & Energy Traders 0.6%
NRG Energy, Inc.* (a)	138,433	2,872,485
Multi-Utilities 0.2%
Ameren Corp.	27,500	780,175

Total Common Stocks (Cost $384,226,739)		444,535,393
Securities Lending Collateral 26.3%
Daily Assets Fund Institutional, 0.25% (b) (c) (Cost $119,133,308)	119,133,308	119,133,308
Cash Equivalents 1.6%
Central Cash Management Fund, 0.18% (b) (Cost $7,470,792)	7,470,792	7,470,792

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $510,830,839) †	126.0	571,139,493
Other Assets and Liabilities	(26.0)	(117,843,074)

Net Assets	100.0	453,296,419

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $513,909,058.  At January 31, 2011, net unrealized appreciation  for all securities based on tax cost was $57,230,435.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $63,290,077 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,059,642.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2011 amounted to $117,231,277 which is 25.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At January 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	3/18/2011	125	8,015,000	51,800

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$444,535,393	$—	$—	$444,535,393
Short-Term Investments(d)	126,604,100	—	—	126,604,100
Derivatives(e)	51,800	—	—	51,800
Total	$571,191,293	$—	$—	$571,191,293

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$51,800

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011